Vanguard S&P Small-Cap 600 Growth Index Fund

Schedule of Investments (unaudited)
As of November 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)1
Communication Services (2.9%)
*	Iridium Communications Inc.	103,459	2,410
	Shenandoah Telecommunications Co.	50,086	1,881
	Cogent Communications Holdings Inc.	29,832	1,870
*	Vonage Holdings Corp.	114,146	903
	EW Scripps Co. Class A	58,209	868
	Marcus Corp.	24,561	773
*	QuinStreet Inc.	49,023	772
	ATN International Inc.	11,632	653
*	Glu Mobile Inc.	88,620	490
*	TechTarget Inc.	15,949	423
*	Care.com Inc.	30,186	378
	Consolidated Communications Holdings Inc.	42,489	154
			11,575
Consumer Discretionary (12.2%)
	Strategic Education Inc.	23,459	3,325
*	Fox Factory Holding Corp.	41,064	2,707
	Monro Inc.	35,503	2,606
*	Crocs Inc.	74,393	2,596
	Wingstop Inc.	31,464	2,517
*	Dorman Products Inc.	31,182	2,318
*	Shake Shack Inc. Class A	32,688	2,026
*	Cavco Industries Inc.	9,157	1,832
	Kontoor Brands Inc.	49,842	1,787
*	RH	8,372	1,721
	Wolverine World Wide Inc.	53,584	1,720
	Steven Madden Ltd.	39,213	1,665
	Dine Brands Global Inc.	18,356	1,521
*	Stamps.com Inc.	17,426	1,520
*	Sleep Number Corp.	31,335	1,513
	Callaway Golf Co.	69,388	1,442
	Dave & Buster's Entertainment Inc.	32,948	1,324
*,^	iRobot Corp.	30,055	1,309
*	Career Education Corp.	74,928	1,250
	Children's Place Inc.	16,639	1,202
*	Asbury Automotive Group Inc.	9,716	1,077
*	Gentherm Inc.	24,312	1,018
	Oxford Industries Inc.	12,186	907
	Guess? Inc.	45,573	877
*	Boot Barn Holdings Inc.	21,303	848
	BJ's Restaurants Inc.	20,481	843
	Ruth's Hospitality Group Inc.	29,623	692
	Standard Motor Products Inc.	10,736	541
	Designer Brands Inc. Class A	32,426	535
	Sturm Ruger & Co. Inc.	11,355	517
*	Shutterstock Inc.	10,364	431
*	American Public Education Inc.	17,162	425
*	Regis Corp.	26,148	422
	Shoe Carnival Inc.	9,916	352

*	El Pollo Loco Holdings Inc.	20,995	338
*	Chuy's Holdings Inc.	11,514	332
*	Monarch Casino & Resort Inc.	6,841	312
^	Tailored Brands Inc.	54,220	287
	Movado Group Inc.	11,860	232
*	Liquidity Services Inc.	28,662	200
	Tupperware Brands Corp.	17,699	150
*	Fiesta Restaurant Group Inc.	11,095	110
			49,347
Consumer Staples (3.6%)
	WD-40 Co.	14,670	2,833
*	Avon Products Inc.	473,760	2,174
	J&J Snack Foods Corp.	9,701	1,795
	Inter Parfums Inc.	18,821	1,327
	Medifast Inc.	12,648	1,112
	Calavo Growers Inc.	11,708	1,044
*	USANA Health Sciences Inc.	10,484	771
^	B&G Foods Inc.	45,519	754
	Vector Group Ltd.	46,813	629
	Cal-Maine Foods Inc.	13,917	606
*	Chefs' Warehouse Inc.	15,773	561
	John B Sanfilippo & Son Inc.	4,219	412
	MGP Ingredients Inc.	8,915	407
*,^ .	National Beverage Corp	6,994	347
			14,772
Energy (2.4%)
	Archrock Inc.	136,513	1,148
*,^	Valaris plc Class A	211,505	901
*	Callon Petroleum Co.	244,045	891
	QEP Resources Inc.	254,332	832
*	ProPetro Holding Corp.	88,031	759
	DMC Global Inc.	15,657	722
*	Renewable Energy Group Inc.	41,650	711
*	Carrizo Oil & Gas Inc.	98,942	634
*	Denbury Resources Inc.	501,722	495
	Nabors Industries Ltd.	176,183	363
*	Whiting Petroleum Corp.	76,062	348
*	Penn Virginia Corp.	14,353	347
*	Jagged Peak Energy Inc.	45,724	305
*	Talos Energy Inc.	8,522	198
*	Bonanza Creek Energy Inc.	10,229	179
*	CONSOL Energy Inc.	11,684	149
*	HighPoint Resources Corp.	118,012	147
*	KLX Energy Services Holdings Inc.	22,347	126
*	Noble Corp. plc	115,536	122
*	Era Group Inc.	9,865	94
	RPC Inc.	18,764	72
*	Unit Corp.	25,993	22
			9,565
Financials (13.9%)
	Glacier Bancorp Inc.	91,537	4,014
	RLI Corp.	42,593	3,892
	Community Bank System Inc.	55,130	3,741
	Old National Bancorp	184,037	3,327
	Independent Bank Corp.	36,726	3,092
	Kinsale Capital Group Inc.	21,985	2,226

* eHealth Inc.	21,447	1,979
Redwood Trust Inc.	119,807	1,938
Westamerica Bancorporation	28,830	1,874
* Seacoast Banking Corp. of Florida	55,001	1,636
CVB Financial Corp.	66,855	1,428
First Midwest Bancorp Inc.	64,936	1,400
City Holding Co.	17,518	1,392
* American Equity Investment Life Holding Co.	45,704	1,358
First BanCorp	118,440	1,244
* Blucora Inc.	52,207	1,229
* NMI Holdings Inc. Class A	34,039	1,143
United Fire Group Inc.	22,938	1,008
Universal Insurance Holdings Inc.	33,560	977
Great Western Bancorp Inc.	27,993	962
AMERISAFE Inc.	13,815	934
Cadence BanCorp Class A	56,398	931
* Triumph Bancorp Inc.	25,770	924
Veritex Holdings Inc.	34,342	893
New York Mortgage Trust Inc.	141,357	881
S&T Bancorp Inc.	22,643	854
* Axos Financial Inc.	27,901	822
ServisFirst Bancshares Inc.	21,163	769
Brookline Bancorp Inc.	45,209	726
National Bank Holdings Corp. Class A	19,635	704
Waddell & Reed Financial Inc. Class A	39,033	630
ARMOUR Residential REIT Inc.	35,461	612
Heritage Financial Corp.	22,071	609
OFG Bancorp	25,233	541
Tompkins Financial Corp.	6,216	539
Granite Point Mortgage Trust Inc.	28,694	521
* Allegiance Bancshares Inc.	14,374	516
TrustCo Bank Corp. NY	52,927	465
Central Pacific Financial Corp.	15,891	462
FGL Holdings	48,836	446
Virtus Investment Partners Inc.	3,698	436
* HomeStreet Inc.	13,031	416
WisdomTree Investments Inc.	80,525	391
Preferred Bank	6,702	370
HCI Group Inc.	6,964	322
* World Acceptance Corp.	3,275	311
KKR Real Estate Finance Trust Inc.	9,714	196
Greenhill & Co. Inc.	9,758	166
		56,247
Health Care (21.9%)
* Arrowhead Pharmaceuticals Inc.	101,844	7,436
* Medicines Co.	59,148	4,980
* Neogen Corp.	55,977	3,726
* Omnicell Inc.	44,517	3,561
CONMED Corp.	30,236	3,425
* AMN Healthcare Services Inc.	49,867	2,966
* NeoGenomics Inc.	110,992	2,865
* HMS Holdings Corp.	93,354	2,819
* LHC Group Inc.	20,258	2,702
* Integer Holdings Corp.	34,890	2,646
Ensign Group Inc.	53,631	2,329
* Medpace Holdings Inc.	28,994	2,223
* Xencor Inc.	52,644	2,074

* Cardiovascular Systems Inc.	37,691	1,717
* BioTelemetry Inc.	36,221	1,677
* Merit Medical Systems Inc.	58,964	1,651
US Physical Therapy Inc.	13,652	1,595
* Emergent BioSolutions Inc.	28,593	1,569
* Cambrex Corp.	25,560	1,533
* Corcept Therapeutics Inc.	109,345	1,403
* REGENXBIO Inc.	33,437	1,400
* Pacira BioSciences Inc.	29,811	1,378
* Supernus Pharmaceuticals Inc.	56,054	1,311
* Addus HomeCare Corp.	14,048	1,309
* Tactile Systems Technology Inc.	20,265	1,301
* Momenta Pharmaceuticals Inc.	69,624	1,170
* Endo International plc	215,330	1,094
* Enanta Pharmaceuticals Inc.	17,033	1,084
* Spectrum Pharmaceuticals Inc.	120,490	1,082
* Myriad Genetics Inc.	41,839	1,077
* Tivity Health Inc.	46,009	1,042
Mesa Laboratories Inc.	4,279	1,002
* CryoLife Inc.	40,030	990
* Innoviva Inc.	71,298	961
* NextGen Healthcare Inc.	51,719	953
* Vanda Pharmaceuticals Inc.	56,937	953
Luminex Corp.	44,776	946
* Tabula Rasa HealthCare Inc.	20,987	936
* Inogen Inc.	10,896	802
* CorVel Corp.	9,676	798
* Varex Imaging Corp.	24,628	737
* Amphastar Pharmaceuticals Inc.	36,849	719
* Heska Corp.	7,500	716
* Natus Medical Inc.	21,120	676
* Covetrus Inc.	46,855	671
* Eagle Pharmaceuticals Inc.	10,811	632
* Pennant Group Inc.	26,794	628
* AngioDynamics Inc.	40,027	615
* ANI Pharmaceuticals Inc.	9,936	612
* Orthofix Medical Inc.	13,222	600
* Surmodics Inc.	14,420	592
* Lantheus Holdings Inc.	27,569	576
* Hanger Inc.	20,711	543
* Progenics Pharmaceuticals Inc.	92,347	482
* HealthStream Inc.	15,545	453
* RadNet Inc.	22,208	426
Meridian Bioscience Inc.	45,738	419
LeMaitre Vascular Inc.	10,436	371
* Cytokinetics Inc.	33,631	325
* Cutera Inc.	7,078	271
Phibro Animal Health Corp. Class A	10,264	249
* OraSure Technologies Inc.	29,777	241
* Community Health Systems Inc.	53,596	172
Computer Programs & Systems Inc.	6,435	171
* Akorn Inc.	40,531	148
* Acorda Therapeutics Inc.	23,919	38
		88,569
Industrials (16.3%)
Exponent Inc.	55,483	3,526
* Aerojet Rocketdyne Holdings Inc.	77,345	3,419

UniFirst Corp.	16,411	3,385
* Proto Labs Inc.	28,729	2,784
Albany International Corp. Class A	32,807	2,745
ESCO Technologies Inc.	27,764	2,445
Allegiant Travel Co. Class A	14,113	2,395
Franklin Electric Co. Inc.	41,101	2,280
* SPX Corp.	47,058	2,248
Brady Corp. Class A	35,941	2,049
John Bean Technologies Corp.	17,596	1,928
* Harsco Corp.	85,794	1,909
Mobile Mini Inc.	47,765	1,813
Simpson Manufacturing Co. Inc.	21,289	1,729
Matson Inc.	45,799	1,728
US Ecology Inc.	27,186	1,495
Applied Industrial Technologies Inc.	22,688	1,449
* AeroVironment Inc.	23,063	1,415
Korn Ferry	35,900	1,410
AAON Inc.	28,237	1,394
Watts Water Technologies Inc. Class A	14,177	1,375
Forward Air Corp.	19,363	1,356
Raven Industries Inc.	38,399	1,320
Barnes Group Inc.	21,868	1,294
Federal Signal Corp.	36,119	1,190
* Gibraltar Industries Inc.	21,352	1,115
Comfort Systems USA Inc.	21,661	1,107
Cubic Corp.	17,658	1,051
Hillenbrand Inc.	33,215	1,050
* Chart Industries Inc.	17,578	970
Kaman Corp.	13,406	853
* Hub Group Inc. Class A	15,713	802
* Vicor Corp.	19,509	801
AAR Corp.	16,909	756
AZZ Inc.	19,847	756
Actuant Corp. Class A	30,409	747
Tennant Co.	9,339	695
Hawaiian Holdings Inc.	22,742	689
* DXP Enterprises Inc.	17,126	660
Heartland Express Inc.	29,957	641
Triumph Group Inc.	22,469	623
* PGT Innovations Inc.	33,785	486
National Presto Industries Inc.	5,396	480
Lindsay Corp.	5,187	468
Forrester Research Inc.	11,303	451
Heidrick & Struggles International Inc.	10,794	335
Insteel Industries Inc.	10,690	249
Park Aerospace Corp.	10,793	176
		66,042
Information Technology (13.8%)
Cabot Microelectronics Corp.	31,034	4,140
* Viavi Solutions Inc.	244,553	3,673
Brooks Automation Inc.	77,189	3,456
* 8x8 Inc.	106,112	2,177
* SPS Commerce Inc.	37,281	2,100
* Bottomline Technologies DE Inc.	40,806	2,020
* Qualys Inc.	22,000	1,925
Power Integrations Inc.	19,442	1,779
* Onto Innovation Inc.	52,220	1,753

* Rogers Corp.	13,290	1,728
KEMET Corp.	62,011	1,657
* Cardtronics plc Class A	39,210	1,655
* LivePerson Inc.	41,683	1,654
* Perficient Inc.	35,095	1,484
* Fabrinet	24,029	1,454
* Virtusa Corp.	32,324	1,445
Progress Software Corp.	32,505	1,366
EVERTEC Inc.	40,829	1,324
* Advanced Energy Industries Inc.	17,194	1,104
* 3D Systems Corp.	126,274	1,072
* ExlService Holdings Inc.	15,340	1,071
* Knowles Corp.	47,582	1,042
Badger Meter Inc.	16,475	1,021
* Alarm.com Holdings Inc.	23,313	1,017
* Diodes Inc.	21,170	977
CTS Corp.	34,920	956
CSG Systems International Inc.	15,167	867
* MaxLinear Inc.	42,272	840
* Harmonic Inc.	95,764	791
* OSI Systems Inc.	7,786	775
NIC Inc.	32,913	747
* MicroStrategy Inc. Class A	4,647	699
* Unisys Corp.	55,444	631
* ePlus Inc.	7,363	615
* Agilysys Inc.	21,753	551
* FARO Technologies Inc.	9,655	470
Ebix Inc.	13,296	462
* Extreme Networks Inc.	64,643	454
* OneSpan Inc.	23,354	436
MTS Systems Corp.	8,456	384
Cohu Inc.	19,711	350
* Axcelis Technologies Inc.	16,176	347
* SMART Global Holdings Inc.	9,947	306
* Diebold Nixdorf Inc.	37,922	276
* CEVA Inc.	10,264	266
* CalAmp Corp.	22,029	231
* DSP Group Inc.	12,297	174
* Arlo Technologies Inc.	33,355	115
		55,837
Materials (3.5%)
Innospec Inc.	26,168	2,575
Quaker Chemical Corp.	13,784	2,057
Balchem Corp.	19,020	1,895
Kaiser Aluminum Corp.	17,105	1,874
^ Cleveland-Cliffs Inc.	147,155	1,176
Materion Corp.	14,174	834
Warrior Met Coal Inc.	31,968	656
* AK Steel Holding Corp.	202,761	560
* GCP Applied Technologies Inc.	23,566	527
SunCoke Energy Inc.	97,342	498
* Ferro Corp.	30,700	443
Hawkins Inc.	10,121	418
Trinseo SA	10,294	391
FutureFuel Corp.	14,062	158
		14,062

Real Estate (7.3%)
Agree Realty Corp.		44,848	3,354
CareTrust REIT Inc.		102,121	2,132
National Storage Affiliates Trust		63,368	2,123
Four Corners Property Trust Inc.		73,116	2,071
Easterly Government Properties Inc.		76,111	1,770
Essential Properties Realty Trust Inc.		55,425	1,446
DiamondRock Hospitality Co.		134,810	1,389
Acadia Realty Trust		51,455	1,383
American Assets Trust Inc.		28,597	1,359
LTC Properties Inc.		28,889	1,352
Washington REIT		38,520	1,197
Armada Hoffler Properties Inc.		56,596	1,022
Universal Health Realty Income Trust		8,524	1,016
^ Innovative Industrial Properties Inc.		12,081	935
Community Healthcare Trust Inc.		19,500	928
Office Properties Income Trust		27,725	925
* Marcus & Millichap Inc.		25,067	922
Washington Prime Group Inc.		199,100	828
Global Net Lease Inc.		40,137	818
RPT Realty		54,116	800
Urstadt Biddle Properties Inc. Class A		31,953	779
Getty Realty Corp.		21,160	710
Saul Centers Inc.		7,753	412
			29,671
Utilities (2.1%)
American States Water Co.		26,763	2,283
Avista Corp.		33,203	1,570
El Paso Electric Co.		23,099	1,567
California Water Service Group		29,325	1,507
Northwest Natural Holding Co.		21,471	1,476
			8,403
Total Common Stocks (Cost $372,670)			404,090

	Coupon
Temporary Cash Investment (0.9%)1
Money Market Fund (0.9%)
2,3 Vanguard Market Liquidity Fund (Cost
$3,423)	1.841%	34,229	3,424
Total Investments (100.8%) (Cost $376,093)			407,514
Other Assets and Liabilities-Net (-0.8%)3,4			(3,158)
Net Assets (100%)			404,356
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,151,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.8%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $3,418,000 was received for securities on loan.
4 Cash of $13,000 has been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

S&P Small-Cap 600 Growth Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2019	3	244	4

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

S&P Small-Cap 600 Growth Index Fund

At November 30, 2019, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.